Organization And Principal Activities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Principal Activities

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
Dingdong (Cayman) Limited (the “Company”) was incorporated in the Cayman Islands in October 2018 by Mr. Liang Changlin, (the “Founder”) and Chief Executive Officer (“CEO”) of the Company. The Company, through its consolidated subsidiaries (collectively, the “Group”), operates fresh grocery
e-commerce
business that offers primarily fresh groceries, prepared food and other food products directly delivered to users and households in the People’s Republic of China (the “PRC”).
As of December 31, 2021, the Group’s major subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Dingdong Fresh Holding Limited (“Dingdong Fresh BVI”)	100%	October 30, 2018	British Virgin Islands (“BVI”)	Investment holding
Dingdong Fresh (Hong Kong) Limited (“Dingdong HK”)	100%	January 4, 2019	Hong Kong	Investment holding
Baqianlilu (Wuxi) Network Technology Co., Ltd.	100%	May 9, 2020	PRC	E-commerce
Shanghai 100me Internet Technology Co., Ltd. (“Shanghai 100me”)	100%	March 23, 2014	PRC	E-commerce
Yihengyishu (Shanghai) E-Commerce Co., Ltd.	100%	April 12, 2017	PRC	E-commerce
Chizhiyiheng (Shanghai) E-commerce Co., Ltd.(“Chizhiyiheng Shanghai”)	100%	July 18, 2018	PRC	E-commerce
Shilaiyunzhuan (Hangzhou) E-commerce Co., Ltd.	100%	January 4, 2019	PRC	E-commerce
Shishishun (Shenzhen) E-commerce Co., Ltd.	100%	July 12, 2019	PRC	E-commerce
Shishishun (Jiangsu) E-Commerce Co., Ltd.	100%	September 18, 2019	PRC	E-commerce
Chao Lizhi (Jiangsu) E-Commerce Co., Ltd.	100%	November 14, 2019	PRC	E-commerce
Beijing Bujiangjiu E-Commerce Co., Ltd.	100%	February 28, 2020	PRC	E-commerce
Shanghai Yushengbaigu Food Co., Ltd.	93.05%	October 21, 2020	PRC	E-commerce
Chizhiyiheng (Nanjing) Supply Chain Co., Ltd.	100%	August 30, 2021	PRC	E-commerce

The Group’s operations are conducted entirely by its domestic subsidiary, Shanghai 100me, a limited liability company established under
the laws of the PRC on March 23, 2014. Shanghai 100me completed the Angel, Series
Pre-A,
Series A and Series A+ equity financing rounds between 2014 and 2019. Throughout this period and after completion of each of these rounds of financing, the Founder held a controlling equity interest in Shanghai 100me. Further, certain investor directors on Shanghai 100me’s Board of Directors executed vote in concert agreements with the Founder such that he effectively controlled all decisions made by Shanghai 100me’s Board of Directors.
The Company separately completed the Series B, Series B2, Series B3 and Series B4 equity financing rounds from 2018 to the initiation of the Reorganization described below. Throughout this period and after completion of each of these rounds of financing, the Founder held a controlling voting interest in the Company through his directly held equity interests and vote in concert agreements executed between certain shareholders and the Founder.
In preparation of the Company’s initial public offering (“IPO”) in the United States, the Company undertook a series of steps (the “Reorganization”) to establish the Company as the parent company and transfer the business operations in Shanghai 100me and its PRC subsidiaries to the Company, whereby shareholders of Shanghai 100me surrendered their equity interests in Shanghai 100me in exchange for the Company’s redeemable convertible preferred shares in proportion to their ownership interests in Shanghai 100me at a price equal to their original investment principal in Shanghai 100me. By the end of March 2021, all of Shanghai 100me’s shareholders have received their proportionate ordinary shares or redeemable convertible preferred shares in the Company.
As the transfer of Shanghai 100me’s business to the Company was between entities under common control of the Founder, the Reorganization was accounted for in a manner similar to a pooling-of-interests
with the assets and liabilities of the entities mentioned above carried over at their historical amounts. Accordingly, these consolidated financial statements have been prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.
In July 2021, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (“NYSE”) (Note 13).